Cover	Jan. 01, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On January 2, 2026, Cactus, Inc. (the “Company”) filed a Current Report on Form 8-K (the “Original Form 8-K”) to report that, among other things, Cactus UK Holding Limited, a subsidiary of the Company, had completed its acquisition of 65% of the limited liability company membership interests in Baker Hughes Pressure Control LLC (the “Transaction”). In the Original Form 8-K, the Company disclosed that it would file the historical financial statements and pro forma financial information required by Items 9.01(a) and (b) of Form 8-K, respectively, by amendment as permitted by such Items. The Company is filing this Amendment No. 1 to provide such historical financial statements and pro forma financial information. The pro forma financial information included as Exhibit 99.2 to this Amendment No. 1 has been presented for illustrative purposes only as required by Form 8-K, and is not intended to, and does not purport to, represent what the Company’s actual results or financial condition would have been if the Transaction had occurred on the relevant date, and is not intended to project the future results or the financial condition that the Company may achieve following the Transaction.Except as described in this Amendment No. 1, all other information in the Original Form 8-K remains unchanged.
Document Period End Date	Jan. 01, 2026
Entity File Number	001-38390
Entity Registrant Name	Cactus, Inc.
Entity Central Index Key	0001699136
Entity Tax Identification Number	35-2586106
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	920 Memorial City Way, Suite 300
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77024
City Area Code	713
Local Phone Number	626-8800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A Common Stock, par value $0.01
Trading Symbol	WHD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false